Operating Segments - Reconciliation Of Revenue From Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Segments Adjusted EBITDA	$ 518,968	$ 498,377	$ 526,870
Corporate costs	(75,070)	(72,608)	(60,529)
Depreciation and amortization	(261,372)	(268,166)	(279,831)
Share-based compensation	(101,770)	0	0
Impairment expense on intangible assets	(324,145)	(130,420)	(88,792)
Restructuring and other costs	(25,883)	(20,640)	(50,683)
Gain on disposal of subsidiaries and other assets, net	0	13,137	4,777
Other income / (expense), net	239,661	(40,805)	(13,914)
Interest expense, net	(165,827)	(164,788)	(164,559)
Loss before taxes	$ (195,438)	$ (185,913)	$ (126,661)